Employee Benefit Plan, Master Trust (Interest in Investment Fund) (Details) $ in Thousands	Dec. 31, 2025 USD ($)
EBP-43-1301883-022 [Master Trust]
EBP, Master Trust [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 34,518,159